Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 330,681	$ 270,591
Less accumulated depreciation and amortization	(73,138)	(64,419)
Premises and equipment, net	257,543	206,172
Future minimum payments due, current	6,221
Future minimum payments due, two years	4,179
Future minimum payments due, three years	3,154
Future minimum payments due, four years	2,593
Future minimum payments due, five years and thereafter	12,281
Rental expense	6,600	4,680	3,825
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	113,353	92,560
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	143,627	132,822
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	8,547	8,411
Capitalized software
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	11,557	0
Estimated useful life	5 years	5 years
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 53,597	$ 36,798
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years	25 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Minimum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years	40 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years	15 years
Maximum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years